DERIVATIVE ASSETS AND LIABILITIES - Fair Value (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair value of financial assets and liabilities
Transfers into out of Level 1 assets and liabilities	$ 0	$ 0
Transfers into out of level 2 assets and liabilities	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	0	0
Financial assets, at fair value	99,235,662	88,116,189
Financial liabilities, at fair value	374,576	130,829
Level 2
Fair value of financial assets and liabilities
Financial assets, at fair value	99,235,662	88,116,189
Financial liabilities, at fair value	374,576	130,829
Other current financial liabilities
Fair value of financial assets and liabilities
Financial liabilities, at fair value	374,576	130,829
Other current financial liabilities | Level 2
Fair value of financial assets and liabilities
Financial liabilities, at fair value	374,576	130,829
Other financial assets
Fair value of financial assets and liabilities
Financial assets, at fair value	317,205	669,527
Other financial assets | Level 2
Fair value of financial assets and liabilities
Financial assets, at fair value	317,205	669,527
Other non-current financial assets
Fair value of financial assets and liabilities
Financial assets, at fair value	98,918,457	87,446,662
Other non-current financial assets | Level 2
Fair value of financial assets and liabilities
Financial assets, at fair value	$ 98,918,457	$ 87,446,662